CONSOLIDATED CONDENSED BALANCE SHEETS [Parenthetical] (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Convertible preferred stock, shares authorized	12,500,000	12,500,000	12,500,000
Convertible Preferred Stock, Shares Issued	0	0
Convertible Preferred Stock, Shares Outstanding	0	0
Common stock, shares authorized	350,000,000	350,000,000	200,000,000
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares issued	142,807,864	113,233,762	85,531,114
Common stock, shares outstanding	142,807,864	113,233,762	85,531,114
Preferred Stock, Shares Issued	0	0
Preferred Stock, Shares Outstanding	0	0
Series A Preferred Stock [Member]
Convertible Preferred Stock, Shares Issued		0	0
Convertible Preferred Stock, Shares Outstanding		0	0
Preferred Stock Shares Designated		2,000,000	2,000,000
Preferred Stock, Shares Issued		0	0
Preferred Stock, Shares Outstanding		0	0